Financial risk management and fair values - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial risk management and fair values
Net Current assets	¥ 6,018,410,000	¥ 4,283,891,000
Net cash generated from operating activities	¥ 1,666,030,000	¥ 1,406,262,000	¥ 916,320,000